Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Schedule of Consolidated Financial Statement

	Jurisdiction	Nature of operations

Puebla Holdings Inc.	Canada	Holding company
Minera Gorrion, S.A. de C.V.	Mexico	Exploration company
Molinos de Puebla, S.A. de C.V.	Mexico	Holding company

Schedule of Property, Plant and Equipment

Furniture, fixtures and other	20%
Computer hardware and software	30%
Geological library	20%
Field equipment	20%
Mill equipment	Straight line over mine life (11 years)